N-2	Apr. 30, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001646614
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	Silver Point Specialty Lending Fund
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Estimated Annual Expenses (as percentage of net assets attributable to Common Share)	Actual asset coverage as of September 30, 2024 (218%) (1)	200% asset coverage (2)	150% asset coverage (3)
Management Fees (4)	0.76%	0.76%	0.76%
Incentive fees payable under the Investment Advisory Agreement (15.0% of net investment income and realized capital gains) (5)	1.86%	1.99%	2.94%
Interest payments on borrowed funds (6)	6.55%	7.57%	14.20%
Other expenses (7)	1.38%	1.38%	1.38%
Total annual expenses (estimated)	10.55%	11.70%	19.28%

(1)	Expenses for the “Actual asset coverage as of September 30, 2024 (218%)” column are based on actual expenses incurred for the three months ended September 30, 2024, annualized for a full year.
(2)
Expenses for the “200% asset coverage” column are based on annualized pro forma expenses for the three months ended September 30, 2024, and assume a hypothetical asset coverage ratio of 200%. The maximum amount of borrowings that could be incurred by the Fund is presented for comparative and informational purposes only and such information is not a representation of the amount of borrowings that the Fund intends to incur or that would be available to the Fund to be incurred.

(3)
Expenses for the “150% asset coverage” column are based on annualized pro forma expenses for the three months ended September 30, 2024, and assume a hypothetical asset coverage ratio of 150%. The maximum amount of borrowings that could be incurred by the Fund is presented for comparative and informational purposes only and such information is not a representation of the amount of borrowings that the Fund intends to incur or that would be available to the Fund to be incurred.

(4)	For purposes of the “200% asset coverage” and “150% asset coverage” columns, the table assumes average net capital contributions $549.16 million.
(5)	The amount above reflects the estimated incentive fee based on performance under the terms of the Amended Advisory Agreement.
(6)
Interest payments on borrowed funds represents an estimate of our annualized interest expense based on our total borrowings as of September 30, 2024. At September 30, 2024, the weighted average effective interest rate for total outstanding debt was 7.64%. For purposes of the “200% asset coverage” column, the table above assumes total debt outstanding of $542.37 million (the maximum amount of borrowings that could be incurred by the Fund under the current 200% asset coverage requirement). For purposes of the “150% asset coverage” column, the table above assumes total debt outstanding of $1,084.75 million (the maximum amount of borrowings that could be incurred by the Fund under the proposed 150% asset coverage requirement).

(7)	“Other expenses” includes estimated overhead expenses, including payments under agreements with our service providers other than the Adviser, and is estimated for the current fiscal year.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
.
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Fund’s Common Shares, assuming (1) actual asset coverage (218%) as of September 30, 2024, (2) a hypothetical asset coverage ratio of 200% and (3) a hypothetical asset coverage ratio of 150%, assuming that the Fund’s annual operating expenses remain at the levels set forth in the table above for the respective asset coverage ratio, except for the incentive fee based on income. Transaction expenses are not included in the following example.
An investor would pay the following expenses on a $1,000 investment in the Fund’s Common Shares:

	1 year	3 years	5 years	10 years
Based on the Actual Asset Coverage (218%) as of September 30, 2024
You would pay the following expenses on a $1,000 Common Share investment, assuming a 5% annual return (none of which is subject to the incentive fee based on capital gains) (1)	$85	$247	$396	$724
You would pay the following expenses on a $1,000 Common Share investment, assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains) (2)	$89	$256	$410	$743
Based on 200% Asset Coverage
You would pay the following expenses on a $1,000 Common Share investment, assuming a 5% annual return (none of which is subject to the incentive fee based on capital gains) (1)	$95	$271	$432	$771
You would pay the following expenses on a $1,000 Common Share investment, assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains) (2)	$109	$306	$480	$828
Based on 150% Asset Coverage
You would pay the following expenses on a $1,000 Common Share investment, assuming a 5% annual return (none of which is subject to the incentive fee based on capital gains) (1)	$154	$412	$615	$951
You would pay the following expenses on a $1,000 Common Share investment, assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the incentive fee based on capital gains) (2)	$173	$453	$661	$979

(1)	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
(2)
Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the investment advisory agreement and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.

Purpose of Fee Table , Note [Text Block]	The following table is intended to assist shareholders in understanding the costs and expenses that an investor owning Common Shares will bear, directly or indirectly, based on the assumptions set forth below. The Fund cautions that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, the Fund will pay such fee
	s and expenses out of its net assets and, consequently, shareholders will indirectly bear such fees or expenses as investors in the Fund.
Other Expenses, Note [Text Block]	“Other expenses” includes estimated overhead expenses, including payments under agreements with our service providers other than the Adviser, and is estimated for the current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	For purposes of the “200% asset coverage” and “150% asset coverage” columns, the table assumes average net capital contributions $549.16 million.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Risks Relative to Potential Benefits Associated With the Use of Increased Leverage
The Board considered how increased leverage could increase the risks associated with investing in the Fund’s Common Shares. For example, if the value of the Fund’s assets decreases, leverage will cause the Fund’s net asset value to decline more sharply than it otherwise would have without leverage or with lower leverage. Similarly, any decrease in the Fund’s revenue would cause its net income to decline more sharply than it would have if the Fund had not borrowed or had borrowed less. Such a decline could also negatively affect our ability to make dividend payments on our Common Shares or preferred shares, if any. In addition, common shareholders will bear the burden of any increase in the Fund’s expenses as a result of its use of leverage, including interest expenses and any increase in the Management Fee payable to the Adviser. Regardless, the Board concluded that the potential benefits of increased leverage outweigh these risks.

Effects of Leverage [Text Block]
Effect of Leverage on Returns to Shareholders
Leverage Table
.
The following table illustrates the effect of leverage on returns from an investment in our Common Shares assuming that we employ (i) our actual asset coverage ratio as of September 30, 2024, (ii) a hypothetical asset coverage ratio of
200
% and (iii) a hypothetical asset coverage ratio of 150%, each at various annual returns on our portfolio as of September 30, 2024, net of expenses. The calculations in the table below are hypothetical, and actual returns may be higher or lower than those appearing in the table below.

Assumed Return on our Portfolio (Net of Expenses)	(10.00%)	(5.00%)	0.00%	5.00%	10.00%
Corresponding return to common shareholder assuming actual asset coverage as of September 30, 2024 (218%) (1)	(23.56)%	(14.24)%	(4.93)%	4.39%	13.70%
Corresponding return to common shareholder assuming 200% asset coverage (2)	(26.12)%	(16.04)%	(5.95)%	4.13%	14.22%
Corresponding return to common shareholder assuming 150% asset coverage (3)	(42.76)%	(27.67)%	(12.59)%	2.50%	17.59%

(1)
Based on (i) $1,010.47 million in total assets as of September 30, 2024, (ii) $458.58 million in outstanding indebtedness as of September 30, 2024, (iii) $542.37 million in net assets as of September 30, 2024, and

(iv) an annualized average interest rate on our indebtedness, as of September 30, 2024, excluding fees (such as fees on undrawn amounts and amortization of financing costs), of 5.8%.
(2)
Based on (i) $1,094.27 million in total assets on a pro forma basis as of September 30, 2024, after giving effect of a hypothetical asset coverage ratio of 200%, (ii) $542.37 million in outstanding indebtedness on a pro forma basis as of September 30, 2024, after giving effect of a hypothetical asset coverage ratio of 200%, (iii) $542.37 million in net assets as of September 30, 2024, and (iv) an annualized average interest rate on our indebtedness, as of September 30, 2024, excluding fees (such as fees on undrawn amounts and amortization of financing costs), of 6.0%.

(3)
Based on (i) $1,636.64 million in total assets on a pro forma basis as of September 30, 2024, after giving effect of a hypothetical asset coverage ratio of 150%, (ii) $1,084.75 million in outstanding indebtedness on a pro forma basis as of September 30, 2024, after giving effect of a hypothetical asset coverage ratio of 150%, (iii) $542.37 million in net assets as of September 30, 2024, and (iv) an annualized average interest rate on our indebtedness, as of September 30, 2024, excluding fees (such as fees on undrawn amounts and amortization of financing costs), of 6.3%

Effects of Leverage [Table Text Block]

Assumed Return on our Portfolio (Net of Expenses)	(10.00%)	(5.00%)	0.00%	5.00%	10.00%
Corresponding return to common shareholder assuming actual asset coverage as of September 30, 2024 (218%) (1)	(23.56)%	(14.24)%	(4.93)%	4.39%	13.70%
Corresponding return to common shareholder assuming 200% asset coverage (2)	(26.12)%	(16.04)%	(5.95)%	4.13%	14.22%
Corresponding return to common shareholder assuming 150% asset coverage (3)	(42.76)%	(27.67)%	(12.59)%	2.50%	17.59%

Effects of Leverage, Purpose [Text Block]	The following table illustrates the effect of leverage on returns from an investment in our Common Shares assuming that we employ (i) our actual asset coverage ratio as of September 30, 2024, (ii) a hypothetical asset coverage ratio of
200
	% and (iii) a hypothetical asset coverage ratio of 150%, each at various annual returns on our portfolio as of September 30, 2024, net of expenses. The calculations in the table below are hypothetical, and actual returns may be higher or lower than those appearing in the table below.
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as percentage of net assets attributable to Common Share
Actual asset coverage as of September30, 2024 (218%) [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.76%	[1],[2]
Interest Expenses on Borrowings [Percent]	6.55%	[1],[3]
Incentive Fees [Percent]	1.86%	[1],[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.38%	[1],[5]
Total Annual Expenses [Percent]	10.55%	[1]
General Description of Registrant [Abstract]
Return at Minus Ten [Percent]	(23.56%)	[6]
Return at Minus Five [Percent]	(14.24%)	[6]
Return at Zero [Percent]	(4.93%)	[6]
Return at Plus Five [Percent]	4.39%	[6]
Return at Plus Ten [Percent]	13.70%	[6]
Actual asset coverage as of September30, 2024 (218%) [Member] | With Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 89	[7]
Expense Example, Years 1 to 3	256	[7]
Expense Example, Years 1 to 5	410	[7]
Expense Example, Years 1 to 10	743	[7]
Actual asset coverage as of September30, 2024 (218%) [Member] | Without Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	85	[8]
Expense Example, Years 1 to 3	247	[8]
Expense Example, Years 1 to 5	396	[8]
Expense Example, Years 1 to 10	$ 724	[8]
200% asset coverage [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.76%	[2],[9]
Interest Expenses on Borrowings [Percent]	7.57%	[3],[9]
Incentive Fees [Percent]	1.99%	[4],[9]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.38%	[5],[9]
Total Annual Expenses [Percent]	11.70%	[9]
General Description of Registrant [Abstract]
Return at Minus Ten [Percent]	(26.12%)	[10]
Return at Minus Five [Percent]	(16.04%)	[10]
Return at Zero [Percent]	(5.95%)	[10]
Return at Plus Five [Percent]	4.13%	[10]
Return at Plus Ten [Percent]	14.22%	[10]
200% asset coverage [Member] | With Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 109	[7]
Expense Example, Years 1 to 3	306	[7]
Expense Example, Years 1 to 5	480	[7]
Expense Example, Years 1 to 10	828	[7]
200% asset coverage [Member] | Without Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	95	[8]
Expense Example, Years 1 to 3	271	[8]
Expense Example, Years 1 to 5	432	[8]
Expense Example, Years 1 to 10	$ 771	[8]
150% asset coverage [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	0.76%	[2],[11]
Interest Expenses on Borrowings [Percent]	14.20%	[3],[11]
Incentive Fees [Percent]	2.94%	[4],[11]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.38%	[5],[11]
Total Annual Expenses [Percent]	19.28%	[11]
General Description of Registrant [Abstract]
Return at Minus Ten [Percent]	(42.76%)	[12]
Return at Minus Five [Percent]	(27.67%)	[12]
Return at Zero [Percent]	(12.59%)	[12]
Return at Plus Five [Percent]	2.50%	[12]
Return at Plus Ten [Percent]	17.59%	[12]
150% asset coverage [Member] | With Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 173	[7]
Expense Example, Years 1 to 3	453	[7]
Expense Example, Years 1 to 5	661	[7]
Expense Example, Years 1 to 10	979	[7]
150% asset coverage [Member] | Without Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	154	[8]
Expense Example, Years 1 to 3	412	[8]
Expense Example, Years 1 to 5	615	[8]
Expense Example, Years 1 to 10	$ 951	[8]

[1]	Expenses for the “Actual asset coverage as of September 30, 2024 (218%)” column are based on actual expenses incurred for the three months ended September 30, 2024, annualized for a full year.
[2]	For purposes of the “200% asset coverage” and “150% asset coverage” columns, the table assumes average net capital contributions $549.16 million.
[3]	Interest payments on borrowed funds represents an estimate of our annualized interest expense based on our total borrowings as of September 30, 2024. At September 30, 2024, the weighted average effective interest rate for total outstanding debt was 7.64%. For purposes of the “200% asset coverage” column, the table above assumes total debt outstanding of $542.37 million (the maximum amount of borrowings that could be incurred by the Fund under the current 200% asset coverage requirement). For purposes of the “150% asset coverage” column, the table above assumes total debt outstanding of $1,084.75 million (the maximum amount of borrowings that could be incurred by the Fund under the proposed 150% asset coverage requirement).
[4]	The amount above reflects the estimated incentive fee based on performance under the terms of the Amended Advisory Agreement.
[5]	“Other expenses” includes estimated overhead expenses, including payments under agreements with our service providers other than the Adviser, and is estimated for the current fiscal year.
[6]	Based on (i) $1,010.47 million in total assets as of September 30, 2024, (ii) $458.58 million in outstanding indebtedness as of September 30, 2024, (iii) $542.37 million in net assets as of September 30, 2024, and (iv) an annualized average interest rate on our indebtedness, as of September 30, 2024, excluding fees (such as fees on undrawn amounts and amortization of financing costs), of 5.8%.
[7]	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the investment advisory agreement and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.
[8]	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
[9]	Expenses for the “200% asset coverage” column are based on annualized pro forma expenses for the three months ended September 30, 2024, and assume a hypothetical asset coverage ratio of 200%. The maximum amount of borrowings that could be incurred by the Fund is presented for comparative and informational purposes only and such information is not a representation of the amount of borrowings that the Fund intends to incur or that would be available to the Fund to be incurred.
[10]	Based on (i) $1,094.27 million in total assets on a pro forma basis as of September 30, 2024, after giving effect of a hypothetical asset coverage ratio of 200%, (ii) $542.37 million in outstanding indebtedness on a pro forma basis as of September 30, 2024, after giving effect of a hypothetical asset coverage ratio of 200%, (iii) $542.37 million in net assets as of September 30, 2024, and (iv) an annualized average interest rate on our indebtedness, as of September 30, 2024, excluding fees (such as fees on undrawn amounts and amortization of financing costs), of 6.0%.
[11]	Expenses for the “150% asset coverage” column are based on annualized pro forma expenses for the three months ended September 30, 2024, and assume a hypothetical asset coverage ratio of 150%. The maximum amount of borrowings that could be incurred by the Fund is presented for comparative and informational purposes only and such information is not a representation of the amount of borrowings that the Fund intends to incur or that would be available to the Fund to be incurred.
[12]	Based on (i) $1,636.64 million in total assets on a pro forma basis as of September 30, 2024, after giving effect of a hypothetical asset coverage ratio of 150%, (ii) $1,084.75 million in outstanding indebtedness on a pro forma basis as of September 30, 2024, after giving effect of a hypothetical asset coverage ratio of 150%, (iii) $542.37 million in net assets as of September 30, 2024, and (iv) an annualized average interest rate on our indebtedness, as of September 30, 2024, excluding fees (such as fees on undrawn amounts and amortization of financing costs), of 6.3%